Finance costs (Tables)	12 Months Ended
Dec. 31, 2018
Finance Costs
Schedule of finance costs

This caption is made up as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Interest on senior notes, net of capitalization, note 15	45,380	45,358	44,729
Finance cost on cross currency swaps	26,185	26,140	27,800
Expenses for the purchase and amortization of issuance costs of senior notes	9,874	1,644	1,644
Interest on promissory notes	2,505	—	—
Counterparty credit risk in cross currency swaps	2,306	—	—
Other	321	95	94

Total interest expense	86,571	73,237	74,267
Unwinding of discount of long-term incentive plan, note 14	767	522	345
Unwinding of discount of other receivables	—	—	785

Total finance costs	87,338	73,759	75,397